Expense Example {- Strategic Advisers Alternatives Fund} - NF_05.31 Strategic Advisers Alternatives Fund Pro-02 - Strategic Advisers Alternatives Fund - Strategic Advisers Alternatives Fund	Jul. 25, 2022 USD ($)
Expense Example:
1 year	$ 151
3 years	$ 468